WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 89.8%
COMMUNICATION SERVICES - 6.4%
Diversified Telecommunication Services - 2.2%
AT&T Inc., Senior Notes	2.250%	2/1/32	360,000	$292,682
AT&T Inc., Senior Notes	6.375%	3/1/41	50,000	53,431
AT&T Inc., Senior Notes	4.800%	6/15/44	110,000	99,103
AT&T Inc., Senior Notes	4.500%	3/9/48	200,000	170,244
AT&T Inc., Senior Notes	3.500%	9/15/53	1,050,000	741,389
AT&T Inc., Senior Notes	3.550%	9/15/55	960,000	671,800
AT&T Inc., Senior Notes	3.800%	12/1/57	460,000	333,321
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	100,000	122,708
Deutsche Telekom International Finance BV, Senior Notes	8.750%	6/15/30	30,000	35,474
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	290,000	324,853
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	180,000	176,226
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	101,000	86,313
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	150,000	151,732
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	430,000	336,292
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	550,000	452,678
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	250,000	209,881
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	510,000	378,897
Verizon Communications Inc., Senior Notes	5.500%	2/23/54	60,000	60,692
Verizon Communications Inc., Senior Notes	3.700%	3/22/61	250,000	182,960

Total Diversified Telecommunication Services				4,880,676

Entertainment - 0.4%
Walt Disney Co., Senior Notes	6.650%	11/15/37	130,000	149,515
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	150,000	150,003
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	430,000	369,788
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	190,000	157,823
Warnermedia Holdings Inc., Senior Notes	5.391%	3/15/62	80,000	66,453

Total Entertainment				893,582

Interactive Media & Services - 0.1%
Meta Platforms Inc., Senior Notes	3.850%	8/15/32	170,000	159,383
Tencent Holdings Ltd., Senior Notes	3.840%	4/22/51	200,000	152,237	(a)

Total Interactive Media & Services				311,620

Media - 2.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	20,000	19,295

See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report	1

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	6/1/41	280,000	$188,154
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	480,000	404,516
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	380,000	298,366
Comcast Corp., Senior Notes	4.250%	10/15/30	170,000	164,288
Comcast Corp., Senior Notes	3.750%	4/1/40	280,000	232,880
Comcast Corp., Senior Notes	2.887%	11/1/51	1,080,000	701,630
Comcast Corp., Senior Notes	4.049%	11/1/52	460,000	370,491
Comcast Corp., Senior Notes	2.937%	11/1/56	570,000	359,189
Comcast Corp., Senior Notes	2.987%	11/1/63	210,000	129,088
DISH DBS Corp., Senior Notes	5.875%	11/15/24	310,000	297,281
Fox Corp., Senior Notes	6.500%	10/13/33	420,000	445,037
Fox Corp., Senior Notes	5.476%	1/25/39	310,000	295,231
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	840,000	938,254
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	910,000	919,890
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	410,000	355,493

Total Media				6,119,083

Wireless Telecommunication Services - 1.0%
Rogers Communications Inc., Senior Notes	5.000%	2/15/29	180,000	178,825
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	260,000	257,779
Sprint LLC, Senior Notes	7.125%	6/15/24	140,000	140,327
T-Mobile USA Inc., Senior Notes	2.400%	3/15/29	330,000	292,638
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	70,000	65,596
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	570,000	495,611
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	90,000	66,330
T-Mobile USA Inc., Senior Notes	3.400%	10/15/52	790,000	560,839
Vodafone Group PLC, Senior Notes	4.125%	5/30/25	80,000	78,802
Vodafone Group PLC, Senior Notes	6.150%	2/27/37	20,000	21,361

Total Wireless Telecommunication Services				2,158,108

TOTAL COMMUNICATION SERVICES				14,363,069

CONSUMER DISCRETIONARY - 6.5%
Automobile Components - 0.3%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	690,000	681,920	(a)

See Notes to Schedule of Investments.

2	Western Asset Long Credit VIT 2024 Quarterly Report

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Automobiles - 2.1%
American Honda Finance Corp., Senior Notes	4.900%	1/10/34	200,000	$197,028
Daimler Truck Finance North America LLC, Senior Notes	5.375%	1/18/34	190,000	191,048	(a)
Ford Motor Co., Senior Notes	3.250%	2/12/32	350,000	291,329
Ford Motor Credit Co. LLC, Senior Notes	6.950%	3/6/26	210,000	214,091
Ford Motor Credit Co. LLC, Senior Notes	5.113%	5/3/29	380,000	369,134
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	200,000	173,034
Ford Motor Credit Co. LLC, Senior Notes	7.122%	11/7/33	600,000	646,002
General Motors Co., Senior Notes	6.125%	10/1/25	460,000	464,066
General Motors Co., Senior Notes	5.600%	10/15/32	50,000	50,618
General Motors Co., Senior Notes	6.600%	4/1/36	100,000	106,395
General Motors Co., Senior Notes	6.250%	10/2/43	330,000	337,928
General Motors Co., Senior Notes	5.950%	4/1/49	270,000	266,479
Hyundai Capital America, Senior Notes	5.400%	1/8/31	150,000	150,708	(a)
Nissan Motor Acceptance Co. LLC, Senior Notes	6.950%	9/15/26	130,000	133,597	(a)
Nissan Motor Acceptance Co. LLC, Senior Notes	1.850%	9/16/26	30,000	27,155	(a)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.750%	3/9/28	150,000	133,310	(a)
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	520,000	501,474	(a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	170,000	173,665	(a)
Toyota Motor Credit Corp., Senior Notes	5.250%	9/11/28	180,000	183,198

Total Automobiles				4,610,259

Broadline Retail - 0.6%
Alibaba Group Holding Ltd., Senior Notes	2.125%	2/9/31	200,000	166,288
Alibaba Group Holding Ltd., Senior Notes	2.700%	2/9/41	200,000	140,516
Alibaba Group Holding Ltd., Senior Notes	3.150%	2/9/51	200,000	133,157
Amazon.com Inc., Senior Notes	3.100%	5/12/51	1,070,000	769,102
Amazon.com Inc., Senior Notes	3.250%	5/12/61	150,000	105,465
Nordstrom Inc., Senior Notes	2.300%	4/8/24	70,000	69,970

Total Broadline Retail				1,384,498

Diversified Consumer Services - 0.1%
Massachusetts Institute of Technology, Senior Notes	5.600%	7/1/2111	250,000	275,406

Hotels, Restaurants & Leisure - 2.3%
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	80,000	76,519	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	6.125%	4/1/32	50,000	50,245	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	770,000	762,024
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	150,000	144,412
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	310,000	293,634
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	200,000	182,148

See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report	3

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Marriott International Inc., Senior Notes	3.600%	4/15/24	190,000	$189,822
McDonald’s Corp., Senior Notes	3.800%	4/1/28	140,000	135,026
McDonald’s Corp., Senior Notes	4.875%	12/9/45	260,000	242,826
McDonald’s Corp., Senior Notes	3.625%	9/1/49	840,000	638,529
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	200,000	183,330	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	660,000	650,704	(a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	80,000	80,687	(a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	200,000	197,424
Sands China Ltd., Senior Notes	4.625%	6/18/30	590,000	541,507
Sands China Ltd., Senior Notes	3.250%	8/8/31	290,000	243,011
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	200,000	197,788	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	200,000	182,767	(a)

Total Hotels, Restaurants & Leisure				4,992,403

Household Durables - 0.0%††
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	50,000	50,857

Specialty Retail - 0.9%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	280,000	271,195	(a)
Home Depot Inc., Senior Notes	3.300%	4/15/40	50,000	39,791
Home Depot Inc., Senior Notes	3.625%	4/15/52	640,000	489,315
Home Depot Inc., Senior Notes	3.500%	9/15/56	150,000	111,324
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	200,000	180,432	(a)
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	280,000	244,920
Lowe’s Cos. Inc., Senior Notes	2.800%	9/15/41	130,000	92,495
Lowe’s Cos. Inc., Senior Notes	4.250%	4/1/52	640,000	524,910
TJX Cos. Inc., Senior Notes	1.600%	5/15/31	100,000	81,136

Total Specialty Retail				2,035,518

Textiles, Apparel & Luxury Goods - 0.2%
Tapestry Inc., Senior Notes	7.050%	11/27/25	60,000	61,261
Tapestry Inc., Senior Notes	7.000%	11/27/26	310,000	319,525
Tapestry Inc., Senior Notes	7.850%	11/27/33	60,000	65,170

Total Textiles, Apparel & Luxury Goods				445,956

TOTAL CONSUMER DISCRETIONARY				14,476,817

See Notes to Schedule of Investments.

4	Western Asset Long Credit VIT 2024 Quarterly Report

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 2.9%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	6/15/34	250,000	$251,611
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.800%	1/23/59	460,000	495,131

Total Beverages				746,742

Consumer Staples Distribution & Retail - 0.2%
Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Senior Notes	5.875%	2/15/28	140,000	138,703	(a)
Walmart Inc., Senior Notes	2.650%	9/22/51	280,000	185,268

Total Consumer Staples Distribution & Retail				323,971

Food Products - 0.3%
J M Smucker Co., Senior Notes	6.500%	11/15/43	230,000	249,683
J M Smucker Co., Senior Notes	6.500%	11/15/53	280,000	311,154
Mondelez International Inc., Senior Notes	2.625%	9/4/50	100,000	63,030

Total Food Products				623,867

Personal Care Products - 0.1%
Kenvue Inc., Senior Notes	5.050%	3/22/28	200,000	202,262
Kenvue Inc., Senior Notes	5.200%	3/22/63	100,000	99,013

Total Personal Care Products				301,275

Tobacco - 2.0%
Altria Group Inc., Senior Notes	4.400%	2/14/26	130,000	128,141
Altria Group Inc., Senior Notes	4.800%	2/14/29	260,000	257,593
Altria Group Inc., Senior Notes	2.450%	2/4/32	110,000	89,305
Altria Group Inc., Senior Notes	5.800%	2/14/39	580,000	588,113
Altria Group Inc., Senior Notes	4.250%	8/9/42	310,000	254,378
Altria Group Inc., Senior Notes	3.875%	9/16/46	180,000	134,970
Altria Group Inc., Senior Notes	5.950%	2/14/49	870,000	886,179
Altria Group Inc., Senior Notes	6.200%	2/14/59	70,000	72,367
BAT Capital Corp., Senior Notes	2.259%	3/25/28	110,000	97,980
BAT Capital Corp., Senior Notes	6.000%	2/20/34	160,000	162,111
BAT Capital Corp., Senior Notes	3.734%	9/25/40	190,000	140,966
BAT Capital Corp., Senior Notes	7.079%	8/2/43	370,000	395,059
BAT Capital Corp., Senior Notes	3.984%	9/25/50	280,000	197,186
BAT International Finance PLC, Senior Notes	5.931%	2/2/29	300,000	308,113
Philip Morris International Inc., Senior Notes	1.750%	11/1/30	210,000	171,485
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	220,000	218,660
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	130,000	128,907

See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report	5

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - (continued)
Philip Morris International Inc., Senior Notes	6.375%	5/16/38	120,000	$131,451
Philip Morris International Inc., Senior Notes	3.875%	8/21/42	120,000	96,190

Total Tobacco				4,459,154

TOTAL CONSUMER STAPLES				6,455,009

ENERGY - 13.3%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	4.850%	11/15/35	150,000	145,982
Halliburton Co., Senior Notes	4.750%	8/1/43	130,000	119,510

Total Energy Equipment & Services				265,492

Oil, Gas & Consumable Fuels - 13.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	7.875%	5/15/26	100,000	102,166	(a)
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	6.625%	2/1/32	240,000	241,247	(a)
Apache Corp., Senior Notes	4.750%	4/15/43	310,000	244,624
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	560,000	553,178	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	100,000	100,630	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	260,000	259,481	(a)
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	460,000	314,094
BP Capital Markets PLC, Senior Notes	3.723%	11/28/28	260,000	248,864
BP Capital Markets PLC, Senior Notes (6.450% to 3/1/34 then 5 year Treasury Constant Maturity Rate + 2.153%)	6.450%	12/1/33	120,000	124,571	(b)(c)
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	70,000	69,599	(a)
Chesapeake Energy Corp., Senior Notes	6.750%	4/15/29	50,000	50,576	(a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.055%	8/15/26	30,000	30,340	(a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	70,000	71,567	(a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	300,000	310,983	(a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	80,000	86,747	(a)
ConocoPhillips Co., Senior Notes	5.050%	9/15/33	360,000	363,492
ConocoPhillips Co., Senior Notes	5.550%	3/15/54	70,000	72,197
ConocoPhillips Co., Senior Notes	5.700%	9/15/63	160,000	167,834
Continental Resources Inc., Senior Notes	2.268%	11/15/26	410,000	377,541	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	40,000	38,669
Continental Resources Inc., Senior Notes	2.875%	4/1/32	200,000	163,073	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	250,000	208,004

See Notes to Schedule of Investments.

6	Western Asset Long Credit VIT 2024 Quarterly Report

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	460,000	$442,926
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	110,000	105,998
DCP Midstream Operating LP, Senior Notes	3.250%	2/15/32	200,000	172,416
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	130,000	136,207	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	390,000	392,288
Devon Energy Corp., Senior Notes	4.500%	1/15/30	240,000	231,495
Devon Energy Corp., Senior Notes	5.600%	7/15/41	150,000	144,727
Devon Energy Corp., Senior Notes	5.000%	6/15/45	790,000	701,673
Diamondback Energy Inc., Senior Notes	6.250%	3/15/53	560,000	604,807
Ecopetrol SA, Senior Notes	4.625%	11/2/31	50,000	41,629
Ecopetrol SA, Senior Notes	8.375%	1/19/36	370,000	373,716
Ecopetrol SA, Senior Notes	5.875%	11/2/51	520,000	374,661
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	1,110,000	1,090,733	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	320,000	313,212	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (8.000% to 5/15/29 then 5 year Treasury Constant Maturity Rate + 4.020%)	8.000%	5/15/54	20,000	20,993	(c)
Energy Transfer LP, Senior Notes	6.000%	2/1/29	710,000	716,760	(a)
Energy Transfer LP, Senior Notes	8.250%	11/15/29	130,000	147,980
Energy Transfer LP, Senior Notes	3.750%	5/15/30	200,000	184,438
Energy Transfer LP, Senior Notes	6.400%	12/1/30	150,000	158,442
Energy Transfer LP, Senior Notes	7.375%	2/1/31	80,000	83,746	(a)
Energy Transfer LP, Senior Notes	6.550%	12/1/33	310,000	332,976
Energy Transfer LP, Senior Notes	5.550%	5/15/34	50,000	50,184
Energy Transfer LP, Senior Notes	5.800%	6/15/38	330,000	329,388
Energy Transfer LP, Senior Notes	6.000%	6/15/48	720,000	716,426
Energy Transfer LP, Senior Notes	5.950%	5/15/54	150,000	149,786
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	490,000	476,865
Enterprise Products Operating LLC, Senior Notes	6.875%	3/1/33	130,000	146,283
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	380,000	355,484
Enterprise Products Operating LLC, Senior Notes	4.900%	5/15/46	530,000	495,764
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	870,000	618,175
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	80,000	62,266
Enterprise Products Operating LLC, Senior Notes (3 mo. Term SOFR + 3.248%)	8.573%	8/16/77	90,000	89,985	(c)

See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report	7

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	330,000	$308,375	(c)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	360,000	352,438
EOG Resources Inc., Senior Notes	3.900%	4/1/35	130,000	118,474
EOG Resources Inc., Senior Notes	4.950%	4/15/50	280,000	266,556
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/27	100,000	102,616	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	260,000	247,326
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	310,000	282,581
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	310,000	274,563
Florida Gas Transmission Co. LLC, Senior Notes	2.300%	10/1/31	310,000	251,543	(a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	100,000	112,829
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	200,000	196,770
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	410,000	364,372
Kinder Morgan Inc., Senior Notes	3.600%	2/15/51	20,000	13,975
MEG Energy Corp., Senior Notes	5.875%	2/1/29	240,000	236,040	(a)
MPLX LP, Senior Notes	4.800%	2/15/29	40,000	39,529
MPLX LP, Senior Notes	5.000%	3/1/33	260,000	252,500
MPLX LP, Senior Notes	4.500%	4/15/38	310,000	275,430
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	100,000	96,519
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	190,000	215,516
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	180,000	192,040
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	270,000	291,163
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	50,000	40,822
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	50,000	37,773
ONEOK Inc., Senior Notes	6.050%	9/1/33	630,000	657,366
ONEOK Inc., Senior Notes	4.250%	9/15/46	60,000	48,256
ONEOK Inc., Senior Notes	6.625%	9/1/53	730,000	805,079
Permian Resources Operating LLC, Senior Notes	5.375%	1/15/26	140,000	138,695	(a)
Permian Resources Operating LLC, Senior Notes	6.875%	4/1/27	190,000	190,190	(a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	70,000	72,817
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	500,000	406,935
Petroleos Mexicanos, Senior Notes	6.875%	10/16/25	350,000	345,913
Piedmont Natural Gas Co. Inc., Senior Notes	5.050%	5/15/52	100,000	91,390
Pioneer Natural Resources Co., Senior Notes	5.100%	3/29/26	110,000	109,898
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	150,000	126,289
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	6.700%	5/15/36	50,000	52,684
Qatar Energy, Senior Notes	2.250%	7/12/31	200,000	167,941	(a)

See Notes to Schedule of Investments.

8	Western Asset Long Credit VIT 2024 Quarterly Report

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
QatarEnergy, Senior Notes	3.300%	7/12/51	200,000	$141,636	(a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	110,000	109,338
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	270,000	229,619	(a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	520,000	375,956	(a)
Shell International Finance BV, Senior Notes	5.500%	3/25/40	200,000	209,061
Shell International Finance BV, Senior Notes	3.250%	4/6/50	180,000	130,799
SilverBow Resources Inc., Secured Notes (3 mo. Term SOFR + 7.750%)	13.079%	12/15/28	100,000	99,275	(a)(c)
Southwestern Energy Co., Senior Notes	8.375%	9/15/28	80,000	83,222
Southwestern Energy Co., Senior Notes	5.375%	2/1/29	20,000	19,443
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	60,000	57,803
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	140,000	128,991
Targa Resources Corp., Senior Notes	4.200%	2/1/33	320,000	291,910
Targa Resources Corp., Senior Notes	6.250%	7/1/52	20,000	20,788
Targa Resources Corp., Senior Notes	6.500%	2/15/53	920,000	987,084
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	110,000	99,097
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	3/15/27	130,000	136,001
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	10/15/28	310,000	331,941
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	540,000	560,437
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	380,000	300,801
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	140,000	137,204
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	130,000	125,724
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	440,000	410,807
Western Midstream Operating LP, Senior Notes	6.150%	4/1/33	590,000	605,438
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	870,000	763,917
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	140,000	125,322
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	590,000	657,985

Total Oil, Gas & Consumable Fuels				29,384,708

TOTAL ENERGY				29,650,200

FINANCIALS - 27.5%
Banks - 15.7%
ABN AMRO Bank NV, Senior Notes (6.339% to 9/18/26 then 1 year Treasury Constant Maturity Rate + 1.650%)	6.339%	9/18/27	200,000	203,510	(a)(c)
Banco Bilbao Vizcaya Argentaria SA, Senior Notes	5.381%	3/13/29	200,000	201,857

See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report	9

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	400,000	$441,583	(b)(c)
Banco Santander SA, Senior Notes	6.607%	11/7/28	600,000	634,452
Bank of America Corp., Senior Notes	3.500%	4/19/26	430,000	417,133
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	880,000	836,753	(c)
Bank of America Corp., Senior Notes (1.922% to 10/24/30 then SOFR + 1.370%)	1.922%	10/24/31	470,000	383,105	(c)
Bank of America Corp., Senior Notes (2.299% to 7/21/31 then SOFR + 1.220%)	2.299%	7/21/32	120,000	98,229	(c)
Bank of America Corp., Senior Notes (2.831% to 10/24/50 then SOFR + 1.880%)	2.831%	10/24/51	420,000	274,778	(c)
Bank of America Corp., Senior Notes (3.311% to 4/22/41 then SOFR + 1.580%)	3.311%	4/22/42	520,000	400,807	(c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	1,050,000	998,338	(c)
Bank of America Corp., Senior Notes (4.443% to 1/20/47 then 3 mo. Term SOFR + 2.252%)	4.443%	1/20/48	210,000	184,427	(c)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	2,300,000	2,185,599	(c)
Bank of America Corp., Senior Notes (5.468% to 1/23/34 then SOFR + 1.650%)	5.468%	1/23/35	50,000	50,345	(c)
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	580,000	464,221	(c)
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	300,000	306,023	(c)
Bank of Nova Scotia, Junior Subordinated Notes (8.625% to 10/27/27 then 5 year Treasury Constant Maturity Rate + 4.389%)	8.625%	10/27/82	310,000	323,547	(c)
Bank of Nova Scotia, Senior Notes	3.450%	4/11/25	620,000	607,896
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	1,870,000	1,959,296	(a)(b)(c)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	200,000	192,374	(a)(c)
BNP Paribas SA, Senior Notes (2.819% to 11/19/24 then 3 mo. Term SOFR + 1.373%)	2.819%	11/19/25	940,000	922,005	(a)(c)

See Notes to Schedule of Investments.

10	Western Asset Long Credit VIT 2024 Quarterly Report

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	510,000	$509,413	(a)(c)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	670,000	700,885	(a)(c)
BPCE SA, Subordinated Notes (3.582% to 10/19/41 then SOFR + 1.952%)	3.582%	10/19/42	250,000	180,924	(a)(c)
Citigroup Inc., Junior Subordinated Notes (4.150% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 3.000%)	4.150%	11/15/26	380,000	350,981	(b)(c)
Citigroup Inc., Junior Subordinated Notes (7.200% to 5/15/29 then 5 year Treasury Constant Maturity Rate + 2.905%)	7.200%	5/15/29	30,000	30,840	(b)(c)
Citigroup Inc., Junior Subordinated Notes (7.625% to 11/15/28 then 5 year Treasury Constant Maturity Rate + 3.211%)	7.625%	11/15/28	280,000	294,663	(b)(c)
Citigroup Inc., Senior Notes	3.400%	5/1/26	520,000	500,857
Citigroup Inc., Senior Notes	8.125%	7/15/39	320,000	409,744
Citigroup Inc., Senior Notes	4.650%	7/23/48	190,000	172,040
Citigroup Inc., Senior Notes (2.904% to 11/3/41 then SOFR + 1.379%)	2.904%	11/3/42	40,000	28,749	(c)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	480,000	428,971	(c)
Citigroup Inc., Senior Notes (SOFR + 0.686%)	6.038%	10/30/24	210,000	210,270	(c)
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	450,000	431,518
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	100,000	88,865
Citizens Financial Group Inc., Subordinated Notes	4.023%	10/1/24	200,000	196,281
Comerica Inc., Senior Notes (5.982% to 1/30/29 then SOFR + 2.155%)	5.982%	1/30/30	220,000	217,491	(c)
Commonwealth Bank of Australia, Subordinated Notes	3.305%	3/11/41	250,000	182,757	(a)
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	500,000	491,510
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	250,000	238,124	(a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	270,000	241,065	(a)(c)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	200,000	204,388	(a)(b)(c)

See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report	11

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Credit Agricole SA, Senior Notes	5.589%	7/5/26	250,000	$252,028	(a)
Credit Agricole SA, Senior Notes	5.301%	7/12/28	270,000	272,891	(a)
Credit Agricole SA, Senior Notes	5.514%	7/5/33	250,000	256,720	(a)
Danske Bank A/S, Senior Notes (0.976% to 9/10/24 then 1 year Treasury Constant Maturity Rate + 0.550%)	0.976%	9/10/25	700,000	684,495	(a)(c)
Danske Bank A/S, Senior Notes (5.427% to 3/1/27 then 1 year Treasury Constant Maturity Rate + 0.950%)	5.427%	3/1/28	290,000	290,711	(a)(c)
HSBC Holdings PLC, Senior Notes (1.589% to 5/24/26 then SOFR + 1.290%)	1.589%	5/24/27	910,000	837,560	(c)
HSBC Holdings PLC, Senior Notes (5.719% to 3/4/34 then SOFR + 1.780%)	5.719%	3/4/35	240,000	242,987	(c)
HSBC Holdings PLC, Senior Notes (6.332% to 3/9/43 then SOFR + 2.650%)	6.332%	3/9/44	200,000	214,644	(c)
HSBC Holdings PLC, Subordinated Notes	6.500%	9/15/37	340,000	362,589
Intesa Sanpaolo SpA, Senior Notes	7.200%	11/28/33	350,000	377,253	(a)
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	1,000,000	759,732	(a)
Intesa Sanpaolo SpA, Senior Notes	7.800%	11/28/53	280,000	317,878	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	600,000	598,071	(a)
Intesa Sanpaolo SpA, Subordinated Notes (4.950% to 6/1/41 then 1 year Treasury Constant Maturity Rate + 2.750%)	4.950%	6/1/42	500,000	373,291	(a)(c)
JPMorgan Chase & Co., Junior Subordinated Notes (3.650% to 6/1/26 then 5 year Treasury Constant Maturity Rate + 2.850%)	3.650%	6/1/26	260,000	247,582	(b)(c)
JPMorgan Chase & Co., Senior Notes	3.200%	6/15/26	750,000	721,933
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	690,000	574,362	(c)
JPMorgan Chase & Co., Senior Notes (3.157% to 4/22/41 then SOFR + 1.460%)	3.157%	4/22/42	360,000	274,098	(c)
JPMorgan Chase & Co., Senior Notes (3.328% to 4/22/51 then SOFR + 1.580%)	3.328%	4/22/52	540,000	391,983	(c)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. Term SOFR + 1.842%)	4.260%	2/22/48	430,000	371,500	(c)
JPMorgan Chase & Co., Senior Notes (4.586% to 4/26/32 then SOFR + 1.800%)	4.586%	4/26/33	180,000	172,553	(c)
JPMorgan Chase & Co., Senior Notes (6.254% to 10/23/33 then SOFR + 1.810%)	6.254%	10/23/34	90,000	96,196	(c)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	200,000	208,458

See Notes to Schedule of Investments.

12	Western Asset Long Credit VIT 2024 Quarterly Report

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	250,000	$252,341	(b)(c)
Lloyds Banking Group PLC, Senior Notes (3.511% to 3/18/25 then 1 year Treasury Constant Maturity Rate + 1.600%)	3.511%	3/18/26	310,000	303,352	(c)
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	200,000	196,543	(c)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	200,000	194,326	(c)
PNC Financial Services Group Inc., Junior Subordinated Notes (6.250% to 3/15/30 then 7 year Treasury Constant Maturity Rate + 2.808%)	6.250%	3/15/30	400,000	388,669	(b)(c)
Royal Bank of Canada, Senior Notes	3.375%	4/14/25	160,000	156,897
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	60,000	60,085
Societe Generale SA, Subordinated Notes (7.132% to 1/19/54 then 1 year Treasury Constant Maturity Rate + 2.950%)	7.132%	1/19/55	210,000	209,803	(a)(c)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	570,000	599,271	(c)
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	230,000	220,368
Truist Financial Corp., Senior Notes (5.435% to 1/24/29 then SOFR + 1.620%)	5.435%	1/24/30	90,000	89,920	(c)
Truist Financial Corp., Senior Notes (5.711% to 1/24/34 then SOFR + 1.922%)	5.711%	1/24/35	100,000	100,478	(c)
Truist Financial Corp., Senior Notes (5.867% to 6/8/33 then SOFR + 2.361%)	5.867%	6/8/34	60,000	60,758	(c)
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	180,000	182,474	(c)
Wells Fargo & Co., Junior Subordinated Notes	5.900%	6/15/24	460,000	459,207	(b)(c)
Wells Fargo & Co., Senior Notes	3.000%	4/22/26	700,000	669,618
Wells Fargo & Co., Senior Notes (2.406% to 10/30/24 then 3 mo. Term SOFR + 1.087%)	2.406%	10/30/25	620,000	608,274	(c)
Wells Fargo & Co., Senior Notes (3.068% to 4/30/40 then SOFR + 2.530%)	3.068%	4/30/41	380,000	284,490	(c)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	1,150,000	1,017,144	(c)

See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report	13

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Wells Fargo & Co., Senior Notes (5.389% to 4/24/33 then SOFR + 2.020%)	5.389%	4/24/34	50,000	$49,706	(c)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	590,000	592,534	(c)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	20,000	20,243	(c)
Wells Fargo & Co., Senior Notes (6.491% to 10/23/33 then SOFR + 2.060%)	6.491%	10/23/34	30,000	32,191	(c)
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	940,000	846,347
Wells Fargo Bank NA, Senior Notes	5.254%	12/11/26	320,000	321,328

Total Banks				35,012,496

Capital Markets - 6.8%
Ameriprise Financial Inc., Senior Notes	5.150%	5/15/33	240,000	242,606
BlackRock Funding Inc., Senior Notes	5.000%	3/14/34	140,000	140,640
BlackRock Funding Inc., Senior Notes	5.250%	3/14/54	100,000	100,586
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	340,000	287,302	(b)(c)
Charles Schwab Corp., Junior Subordinated Notes (5.375% to 6/1/25 then 5 year Treasury Constant Maturity Rate + 4.971%)	5.375%	6/1/25	410,000	408,187	(b)(c)
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	540,000	549,136
Charles Schwab Corp., Senior Notes (5.853% to 5/19/33 then SOFR + 2.500%)	5.853%	5/19/34	110,000	112,716	(c)
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	520,000	542,802	(c)
CI Financial Corp., Senior Notes	3.200%	12/17/30	350,000	286,973
CI Financial Corp., Senior Notes	4.100%	6/15/51	630,000	394,035
Daimler Trucks Finance North America LLC, Senior Notes	3.650%	4/7/27	200,000	191,885	(a)
Goldman Sachs Group Inc., Junior Subordinated Notes (7.500% to 2/10/29 then 5 year Treasury Constant Maturity Rate + 3.156%)	7.500%	2/10/29	130,000	138,364	(b)(c)
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	130,000	141,662
Goldman Sachs Group Inc., Senior Notes	4.800%	7/8/44	130,000	120,245
Goldman Sachs Group Inc., Senior Notes (1.093% to 12/9/25 then SOFR + 0.789%)	1.093%	12/9/26	490,000	455,375	(c)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	1,390,000	1,156,939	(c)

See Notes to Schedule of Investments.

14	Western Asset Long Credit VIT 2024 Quarterly Report

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	370,000	$356,231	(c)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	590,000	644,891
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	210,000	203,191
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	90,000	87,333
Intercontinental Exchange Inc., Senior Notes	5.200%	6/15/62	50,000	49,099
KKR Group Finance Co. VII LLC, Senior Notes	3.625%	2/25/50	470,000	343,241	(a)
Morgan Stanley, Senior Notes (1.593% to 5/4/26 then SOFR + 0.879%)	1.593%	5/4/27	270,000	249,797	(c)
Morgan Stanley, Senior Notes (3.217% to 4/22/41 then SOFR + 1.485%)	3.217%	4/22/42	180,000	137,755	(c)
Morgan Stanley, Senior Notes (5.449% to 7/20/28 then SOFR + 1.630%)	5.449%	7/20/29	230,000	232,095	(c)
Morgan Stanley, Senior Notes (6.342% to 10/18/32 then SOFR + 2.560%)	6.342%	10/18/33	610,000	652,936	(c)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	640,000	506,455	(c)
Morgan Stanley, Subordinated Notes (5.942% to 2/7/34 then 5 year Treasury Constant Maturity Rate + 1.800%)	5.942%	2/7/39	230,000	228,730	(c)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	510,000	511,449	(c)
Morgan Stanley Bank NA, Senior Notes	4.754%	4/21/26	900,000	894,344
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	130,000	119,692
S&P Global Inc., Senior Notes	3.250%	12/1/49	130,000	94,204
State Street Corp., Junior Subordinated Notes (6.700% to 3/15/29 then 5 year Treasury Constant Maturity Rate + 2.613%)	6.700%	3/15/29	370,000	376,372	(b)(c)
UBS AG, Senior Notes	1.250%	6/1/26	230,000	211,808
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	320,000	329,910	(a)(b)(c)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	240,000	260,634	(a)(b)(c)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	450,000	508,967	(a)(b)(c)

See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report	15

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
UBS Group AG, Senior Notes (2.746% to 2/11/32 then 1 year Treasury Constant Maturity Rate + 1.100%)	2.746%	2/11/33	270,000	$220,667	(a)(c)
UBS Group AG, Senior Notes (6.327% to 12/22/26 then 1 year Treasury Constant Maturity Rate + 1.600%)	6.327%	12/22/27	620,000	633,571	(a)(c)
UBS Group AG, Senior Notes (6.442% to 8/11/27 then SOFR + 3.700%)	6.442%	8/11/28	520,000	535,570	(a)(c)
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	590,000	622,436	(a)(c)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	640,000	777,145	(a)(c)

Total Capital Markets				15,057,976

Consumer Finance - 0.0%††
American Express Co., Junior Subordinated Notes (3.550% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 2.854%)	3.550%	9/15/26	60,000	55,686	(b)(c)

Financial Services - 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	390,000	362,314
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	240,000	217,284
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	300,000	252,834
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	430,000	340,793
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	430,000	457,519
Berkshire Hathaway Energy Co., Senior Notes	4.250%	10/15/50	410,000	333,557
Berkshire Hathaway Finance Corp., Senior Notes	4.200%	8/15/48	280,000	247,141
ILFC E-Capital Trust I, Ltd. GTD (3 mo. Term SOFR + 1.812%)	7.145%	12/21/65	120,000	94,030	(a)(c)
ILFC E-Capital Trust II, Ltd. GTD (3 mo. Term SOFR + 2.062%)	7.395%	12/21/65	290,000	232,881	(a)(c)
LPL Holdings Inc., Senior Notes	6.750%	11/17/28	230,000	240,995
Mastercard Inc., Senior Notes	3.350%	3/26/30	260,000	241,885
Mastercard Inc., Senior Notes	2.950%	3/15/51	330,000	230,736
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	70,000	70,763	(a)
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	40,000	34,525
PayPal Holdings Inc., Senior Notes	3.250%	6/1/50	60,000	42,562
PayPal Holdings Inc., Senior Notes	5.050%	6/1/52	310,000	294,760

See Notes to Schedule of Investments.

16	Western Asset Long Credit VIT 2024 Quarterly Report

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Financial Services - (continued)
PayPal Holdings Inc., Senior Notes	5.250%	6/1/62	100,000	$95,872
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	350,000	323,700	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	50,000	42,404	(a)
Visa Inc., Senior Notes	4.300%	12/14/45	250,000	225,634

Total Financial Services				4,382,189

Insurance - 2.6%
Allianz SE, Subordinated Notes (6.350% to 9/6/33 then 5 year Treasury Constant Maturity Rate + 3.232%)	6.350%	9/6/53	400,000	420,873	(a)(c)
AmFam Holdings Inc., Senior Notes	2.805%	3/11/31	170,000	129,958	(a)
AmFam Holdings Inc., Senior Notes	3.833%	3/11/51	170,000	102,895	(a)
Aon North America Inc., Senior Notes	5.450%	3/1/34	450,000	455,452
Aon North America Inc., Senior Notes	5.750%	3/1/54	540,000	554,117
Arthur J Gallagher & Co., Senior Notes	5.750%	3/2/53	120,000	120,515
Athene Holding Ltd., Senior Notes	6.250%	4/1/54	460,000	467,398
Chubb INA Holdings Inc., Senior Notes	3.050%	12/15/61	140,000	93,900
Global Atlantic Fin Co., Senior Notes	6.750%	3/15/54	210,000	215,617	(a)
Marsh & McLennan Cos. Inc., Senior Notes	2.375%	12/15/31	100,000	83,585
Marsh & McLennan Cos. Inc., Senior Notes	2.900%	12/15/51	130,000	83,775
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	280,000	237,198	(a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	210,000	215,364
MetLife Inc., Senior Notes	5.000%	7/15/52	130,000	122,513
New York Life Global Funding, Secured Notes	4.550%	1/28/33	150,000	144,860	(a)
New York Life Insurance Co., Subordinated Notes	3.750%	5/15/50	400,000	307,992	(a)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	130,000	106,083	(a)
Nippon Life Insurance Co., Subordinated Notes (6.250% to 9/13/33 then 5 year Treasury Constant Maturity Rate + 2.954%)	6.250%	9/13/53	410,000	428,983	(a)(c)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.850%	9/30/47	450,000	352,777	(a)
Prudential Financial Inc., Junior Subordinated Notes (6.500% to 3/15/34 then 5 year Treasury Constant Maturity Rate + 2.404%)	6.500%	3/15/54	80,000	81,306	(c)
Prudential Financial Inc., Junior Subordinated Notes (6.750% to 3/1/33 then 5 year Treasury Constant Maturity Rate + 2.848%)	6.750%	3/1/53	50,000	52,110	(c)
Prudential Financial Inc., Senior Notes	1.500%	3/10/26	150,000	140,441

See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report	17

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - (continued)
Reliance Standard Life Global Funding II, Secured Notes	2.500%	10/30/24	160,000	$156,905	(a)
Reliance Standard Life Global Funding II, Secured Notes	1.512%	9/28/26	310,000	278,210	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	3.300%	5/15/50	590,000	414,146	(a)
Travelers Cos. Inc., Senior Notes	4.100%	3/4/49	130,000	110,076

Total Insurance				5,877,049

Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	350,000	294,343	(a)
Blackstone Holdings Finance Co. LLC, Senior Notes	6.200%	4/22/33	460,000	483,795	(a)
Blackstone Holdings Finance Co. LLC, Senior Notes	3.200%	1/30/52	210,000	143,763	(a)

Total Mortgage Real Estate Investment Trusts (REITs)				921,901

TOTAL FINANCIALS				61,307,297

HEALTH CARE - 11.4%
Biotechnology - 2.4%
AbbVie Inc., Senior Notes	2.950%	11/21/26	850,000	809,683
AbbVie Inc., Senior Notes	5.050%	3/15/34	170,000	172,187
AbbVie Inc., Senior Notes	4.050%	11/21/39	870,000	775,141
AbbVie Inc., Senior Notes	5.350%	3/15/44	140,000	142,845
AbbVie Inc., Senior Notes	4.250%	11/21/49	890,000	771,469
AbbVie Inc., Senior Notes	5.400%	3/15/54	360,000	370,838
AbbVie Inc., Senior Notes	5.500%	3/15/64	320,000	329,361
Amgen Inc., Senior Notes	5.150%	3/2/28	280,000	281,930
Amgen Inc., Senior Notes	5.250%	3/2/30	260,000	264,050
Amgen Inc., Senior Notes	5.600%	3/2/43	380,000	386,843
Amgen Inc., Senior Notes	5.650%	3/2/53	410,000	418,068
Amgen Inc., Senior Notes	5.750%	3/2/63	310,000	316,431
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	150,000	154,485
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	45,958
Gilead Sciences Inc., Senior Notes	5.550%	10/15/53	130,000	134,659

Total Biotechnology				5,373,948

Health Care Equipment & Supplies - 0.8%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	100,000	99,226
Becton Dickinson & Co., Senior Notes	4.669%	6/6/47	280,000	251,113
GE HealthCare Technologies Inc., Senior Notes	6.377%	11/22/52	260,000	293,759
Solventum Corp., Senior Notes	5.450%	3/13/31	130,000	129,708	(a)
Solventum Corp., Senior Notes	5.600%	3/23/34	510,000	511,896	(a)

See Notes to Schedule of Investments.

18	Western Asset Long Credit VIT 2024 Quarterly Report

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Equipment & Supplies - (continued)
Solventum Corp., Senior Notes	5.900%	4/30/54	260,000	$259,572	(a)
Solventum Corp., Senior Notes	6.000%	5/15/64	100,000	99,213	(a)

Total Health Care Equipment & Supplies				1,644,487

Health Care Providers & Services - 6.1%
Aetna Inc., Senior Notes	4.500%	5/15/42	100,000	86,617
Aetna Inc., Senior Notes	3.875%	8/15/47	80,000	61,089
Cardinal Health Inc., Senior Notes	5.125%	2/15/29	260,000	260,621
Cardinal Health Inc., Senior Notes	5.450%	2/15/34	180,000	182,052
Cencora Inc., Senior Notes	5.125%	2/15/34	190,000	189,748
Centene Corp., Senior Notes	3.375%	2/15/30	560,000	495,920
Cigna Group, Senior Notes	4.375%	10/15/28	260,000	253,736
Cigna Group, Senior Notes	4.800%	8/15/38	400,000	375,992
Cigna Group, Senior Notes	4.900%	12/15/48	570,000	519,584
Cigna Group, Senior Notes	5.600%	2/15/54	340,000	341,512
Cleveland Clinic Foundation, Senior Notes	4.858%	1/1/2114	100,000	91,847
CommonSpirit Health, Secured Notes	4.350%	11/1/42	260,000	227,062
CommonSpirit Health, Senior Secured Notes	2.782%	10/1/30	130,000	112,863
CommonSpirit Health, Senior Secured Notes	5.205%	12/1/31	190,000	190,158
CommonSpirit Health, Senior Secured Notes	5.318%	12/1/34	110,000	110,229
CommonSpirit Health, Senior Secured Notes	5.548%	12/1/54	40,000	40,504
CSL Finance PLC, Senior Notes	4.050%	4/27/29	100,000	96,011	(a)
CSL Finance PLC, Senior Notes	4.625%	4/27/42	150,000	138,829	(a)
CVS Health Corp., Senior Notes	1.300%	8/21/27	690,000	611,786
CVS Health Corp., Senior Notes	5.250%	1/30/31	70,000	70,563
CVS Health Corp., Senior Notes	4.780%	3/25/38	920,000	850,021
CVS Health Corp., Senior Notes	2.700%	8/21/40	460,000	319,752
CVS Health Corp., Senior Notes	5.050%	3/25/48	560,000	508,917
Elevance Health Inc., Senior Notes	5.500%	10/15/32	230,000	235,989
Elevance Health Inc., Senior Notes	6.100%	10/15/52	530,000	574,900
HCA Inc., Senior Notes	5.200%	6/1/28	510,000	511,661
HCA Inc., Senior Notes	5.500%	6/1/33	100,000	100,395
HCA Inc., Senior Notes	5.600%	4/1/34	230,000	231,678
HCA Inc., Senior Notes	5.125%	6/15/39	100,000	94,463
HCA Inc., Senior Notes	5.900%	6/1/53	330,000	332,085
HCA Inc., Senior Notes	6.000%	4/1/54	340,000	345,395
Humana Inc., Senior Notes	5.875%	3/1/33	390,000	402,611
Humana Inc., Senior Notes	5.750%	4/15/54	80,000	80,578
Kaiser Foundation Hospitals, Senior Notes	2.810%	6/1/41	510,000	376,840
McKesson Corp., Senior Notes	4.900%	7/15/28	260,000	261,223

See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report	19

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	150,000	$150,859	(a)
Northwell Healthcare Inc., Secured Notes	4.260%	11/1/47	260,000	216,536
Quest Diagnostics Inc., Senior Notes	6.400%	11/30/33	180,000	194,554
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	490,000	474,078
UnitedHealth Group Inc., Senior Notes	5.350%	2/15/33	810,000	833,599
UnitedHealth Group Inc., Senior Notes	4.250%	3/15/43	550,000	491,518
UnitedHealth Group Inc., Senior Notes	5.875%	2/15/53	870,000	942,111
UnitedHealth Group Inc., Senior Notes	5.375%	4/15/54	190,000	193,384
UnitedHealth Group Inc., Senior Notes	6.050%	2/15/63	420,000	462,353

Total Health Care Providers & Services				13,642,223

Pharmaceuticals - 2.1%
AstraZeneca PLC, Senior Notes	3.000%	5/28/51	60,000	42,162
Bristol-Myers Squibb Co., Senior Notes	5.500%	2/22/44	80,000	81,922
Bristol-Myers Squibb Co., Senior Notes	2.550%	11/13/50	540,000	332,664
Bristol-Myers Squibb Co., Senior Notes	6.250%	11/15/53	230,000	259,268
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	370,000	380,831
Bristol-Myers Squibb Co., Senior Notes	6.400%	11/15/63	250,000	285,966
Bristol-Myers Squibb Co., Senior Notes	5.650%	2/22/64	280,000	288,315
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	80,000	79,593
Eli Lilly & Co., Senior Notes	4.875%	2/27/53	80,000	78,182
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	210,000	208,978
Eli Lilly & Co., Senior Notes	4.950%	2/27/63	130,000	126,561
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	440,000	438,262
Johnson & Johnson, Senior Notes	2.450%	9/1/60	200,000	119,296
Pfizer Inc., Senior Notes	4.125%	12/15/46	310,000	265,834
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.650%	5/19/30	200,000	198,157
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	360,000	354,634
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.110%	5/19/43	360,000	352,243
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.300%	5/19/53	280,000	278,591
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.340%	5/19/63	380,000	372,656

See Notes to Schedule of Investments.

20	Western Asset Long Credit VIT 2024 Quarterly Report

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	100,000	$69,003
Wyeth LLC, Senior Notes	5.950%	4/1/37	50,000	54,046

Total Pharmaceuticals				4,667,164

TOTAL HEALTH CARE				25,327,822

INDUSTRIALS - 8.3%
Aerospace & Defense - 3.8%
Boeing Co., Senior Notes	2.196%	2/4/26	1,290,000	1,208,248
Boeing Co., Senior Notes	5.705%	5/1/40	180,000	172,418
Boeing Co., Senior Notes	3.750%	2/1/50	510,000	355,284
Boeing Co., Senior Notes	5.805%	5/1/50	180,000	170,470
Boeing Co., Senior Notes	5.930%	5/1/60	180,000	168,927
General Dynamics Corp., Senior Notes	3.500%	4/1/27	130,000	125,613
General Dynamics Corp., Senior Notes	3.625%	4/1/30	180,000	169,330
General Dynamics Corp., Senior Notes	4.250%	4/1/40	180,000	163,402
HEICO Corp., Senior Notes	5.250%	8/1/28	330,000	332,157
Howmet Aerospace Inc., Senior Notes	6.875%	5/1/25	190,000	192,245
L3Harris Technologies Inc., Senior Notes	5.400%	1/15/27	460,000	463,476
L3Harris Technologies Inc., Senior Notes	4.400%	6/15/28	130,000	126,514
L3Harris Technologies Inc., Senior Notes	5.400%	7/31/33	260,000	261,779
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	100,000	95,681
L3Harris Technologies Inc., Senior Notes	5.600%	7/31/53	30,000	30,476
Lockheed Martin Corp., Senior Notes	4.500%	2/15/29	420,000	416,296
Lockheed Martin Corp., Senior Notes	1.850%	6/15/30	80,000	67,497
Lockheed Martin Corp., Senior Notes	4.800%	8/15/34	710,000	702,506
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	50,000	47,540
Lockheed Martin Corp., Senior Notes	4.090%	9/15/52	110,000	92,506
Lockheed Martin Corp., Senior Notes	4.300%	6/15/62	300,000	255,462
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	420,000	415,639
Northrop Grumman Corp., Senior Notes	3.200%	2/1/27	80,000	76,539
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	470,000	461,559
RTX Corp., Senior Notes	3.950%	8/16/25	260,000	255,819
RTX Corp., Senior Notes	6.100%	3/15/34	450,000	481,222
RTX Corp., Senior Notes	4.500%	6/1/42	460,000	410,744
RTX Corp., Senior Notes	4.625%	11/16/48	130,000	115,654
RTX Corp., Senior Notes	3.030%	3/15/52	30,000	19,889
RTX Corp., Senior Notes	5.375%	2/27/53	400,000	394,809
RTX Corp., Senior Notes	6.400%	3/15/54	240,000	271,760

Total Aerospace & Defense				8,521,461

See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report	21

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Building Products - 0.2%
Carrier Global Corp., Senior Notes	5.800%	11/30/25	230,000		$231,613
Carrier Global Corp., Senior Notes	5.900%	3/15/34	140,000		147,204
Carrier Global Corp., Senior Notes	6.200%	3/15/54	140,000		154,274

Total Building Products					533,091

Commercial Services & Supplies - 0.4%
California Institute of Technology, Senior Notes	4.700%	11/1/2111	370,000		333,715
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	180,000		174,929
Element Fleet Management Corp., Senior Notes	5.643%	3/13/27	230,000		230,786	(a)
Republic Services Inc., Senior Notes	3.950%	5/15/28	50,000		48,371

Total Commercial Services & Supplies					787,801

Construction & Engineering - 0.4%
Cellnex Finance Co. SA, Senior Notes	2.000%	9/15/32	400,000	EUR	378,239	(d)
Vinci SA, Senior Notes	3.750%	4/10/29	510,000		488,310	(a)

Total Construction & Engineering					866,549

Electrical Equipment - 0.3%
Eaton Corp., Senior Notes	4.150%	11/2/42	210,000		184,408
Regal Rexnord Corp., Senior Notes	6.050%	2/15/26	550,000		553,131	(a)

Total Electrical Equipment					737,539

Ground Transportation - 0.7%
Burlington Northern Santa Fe LLC, Senior Notes	5.050%	3/1/41	260,000		253,562
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	180,000		124,349
Norfolk Southern Corp., Senior Notes	5.550%	3/15/34	140,000		145,713
Norfolk Southern Corp., Senior Notes	4.550%	6/1/53	420,000		368,318
Norfolk Southern Corp., Senior Notes	3.155%	5/15/55	80,000		53,264
Norfolk Southern Corp., Senior Notes	5.950%	3/15/64	110,000		117,570
Union Pacific Corp., Senior Notes	2.973%	9/16/62	410,000		257,030
Union Pacific Corp., Senior Notes	3.799%	4/6/71	330,000		245,531

Total Ground Transportation					1,565,337

Industrial Conglomerates - 0.5%
3M Co., Senior Notes	2.875%	10/15/27	260,000		242,261
Honeywell International Inc., Senior Notes	5.000%	2/15/33	280,000		283,330
Honeywell International Inc., Senior Notes	5.250%	3/1/54	670,000		676,673

Total Industrial Conglomerates					1,202,264

Machinery - 0.3%
Esab Corp., Senior Notes	6.250%	4/15/29	80,000		80,475	(a)(e)
Ingersoll Rand Inc., Senior Notes	5.400%	8/14/28	100,000		101,395
Ingersoll Rand Inc., Senior Notes	5.700%	8/14/33	450,000		461,818

Total Machinery					643,688

See Notes to Schedule of Investments.

22	Western Asset Long Credit VIT 2024 Quarterly Report

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Passenger Airlines - 1.4%
Air Canada Pass-Through Trust	4.125%	5/15/25	15,692	$15,348	(a)
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	390,000	396,366	(a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	190,000	200,846	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	105,000	104,350	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	70,000	68,862	(a)
British Airways Pass-Through Trust	3.350%	6/15/29	17,633	16,252	(a)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	460,000	474,728
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	50,000	46,059
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	99,531	98,538	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	210,000	205,462	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	494,000	497,115	(a)
Southwest Airlines Co., Senior Notes	5.250%	5/4/25	130,000	129,511
Spirit Airlines Inc. Pass-Through Trust	4.450%	4/1/24	148,668	148,608
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	320,000	243,146	(a)
United Airlines Inc. Pass-Through Trust	3.100%	10/7/28	82,542	73,609
United Airlines Pass-Through Trust	5.800%	1/15/36	340,000	347,020
US Airways Pass-Through Trust	4.625%	6/3/25	65,674	64,625
US Airways Pass-Through Trust	3.950%	11/15/25	49,295	48,147

Total Passenger Airlines				3,178,592

Trading Companies & Distributors - 0.3%
Air Lease Corp., Senior Notes	3.375%	7/1/25	490,000	477,692
Air Lease Corp., Senior Notes	1.875%	8/15/26	130,000	119,895

Total Trading Companies & Distributors				597,587

TOTAL INDUSTRIALS				18,633,909

INFORMATION TECHNOLOGY - 3.2%
Electronic Equipment, Instruments & Components - 0.2%
Jabil Inc., Senior Notes	5.450%	2/1/29	50,000	50,287
TD SYNNEX Corp., Senior Notes	1.250%	8/9/24	310,000	305,009

Total Electronic Equipment, Instruments & Components				355,296

IT Services - 0.0%††
Kyndryl Holdings Inc., Senior Notes	3.150%	10/15/31	100,000	84,194

See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report	23

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Semiconductors & Semiconductor Equipment - 1.5%
Broadcom Inc., Senior Notes	4.300%	11/15/32	420,000	$394,788
Intel Corp., Senior Notes	2.800%	8/12/41	180,000	130,260
Intel Corp., Senior Notes	3.734%	12/8/47	50,000	38,873
Intel Corp., Senior Notes	4.900%	8/5/52	440,000	411,045
Intel Corp., Senior Notes	5.700%	2/10/53	70,000	72,412
Intel Corp., Senior Notes	3.200%	8/12/61	200,000	130,381
KLA Corp., Senior Notes	4.650%	7/15/32	40,000	39,385
KLA Corp., Senior Notes	4.950%	7/15/52	210,000	202,621
Lam Research corp., Senior Notes	1.900%	6/15/30	130,000	109,960
Lam Research Corp., Senior Notes	3.125%	6/15/60	50,000	33,392
Micron Technology Inc., Senior Notes	6.750%	11/1/29	120,000	128,857
Micron Technology Inc., Senior Notes	3.366%	11/1/41	180,000	133,835
QUALCOMM Inc., Senior Notes	4.500%	5/20/52	250,000	224,761
Texas Instruments Inc., Senior Notes	3.650%	8/16/32	130,000	120,790
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	310,000	277,648
Texas Instruments Inc., Senior Notes	4.150%	5/15/48	80,000	68,930
Texas Instruments Inc., Senior Notes	5.150%	2/8/54	70,000	70,322
Texas Instruments Inc., Senior Notes	5.050%	5/18/63	140,000	136,457
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	200,000	171,033
TSMC Arizona Corp., Senior Notes	3.125%	10/25/41	300,000	240,828
TSMC Arizona Corp., Senior Notes	3.250%	10/25/51	200,000	153,384

Total Semiconductors & Semiconductor Equipment				3,289,962

Software - 1.2%
Fortinet Inc., Senior Notes	1.000%	3/15/26	130,000	119,677
Intuit Inc., Senior Notes	5.200%	9/15/33	360,000	366,824
Intuit Inc., Senior Notes	5.500%	9/15/53	150,000	155,824
Oracle Corp., Senior Notes	4.000%	7/15/46	710,000	559,694
Oracle Corp., Senior Notes	5.550%	2/6/53	1,460,000	1,429,233
Oracle Corp., Senior Notes	4.100%	3/25/61	130,000	97,701

Total Software				2,728,953

Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc., Senior Notes	2.650%	5/11/50	680,000	451,908
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	130,000	157,264

Total Technology Hardware, Storage & Peripherals				609,172

TOTAL INFORMATION TECHNOLOGY				7,067,577

MATERIALS - 2.2%
Chemicals - 0.2%
OCP SA, Senior Notes	3.750%	6/23/31	200,000	170,985	(a)

See Notes to Schedule of Investments.

24	Western Asset Long Credit VIT 2024 Quarterly Report

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Chemicals - (continued)
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	200,000	$204,037	(a)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	200,000	136,946	(a)

Total Chemicals				511,968

Construction Materials - 0.2%
St. Marys Cement Inc. Canada, Senior Notes	5.750%	4/2/34	360,000	357,480	(a)(e)

Containers & Packaging - 0.2%
Ball Corp., Senior Notes	3.125%	9/15/31	50,000	42,545
Smurfit Kappa Treasury ULC, Senior Notes	5.200%	1/15/30	210,000	210,061	(a)(e)
Smurfit Kappa Treasury ULC, Senior Notes	5.777%	4/3/54	200,000	200,970	(a)(e)

Total Containers & Packaging				453,576

Metals & Mining - 1.6%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	510,000	486,959	(a)
ArcelorMittal SA, Senior Notes	6.550%	11/29/27	100,000	103,824
ArcelorMittal SA, Senior Notes	6.750%	3/1/41	150,000	156,251
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	370,000	382,662
BHP Billiton Finance USA Ltd., Senior Notes	5.500%	9/8/53	80,000	82,737
Freeport-McMoRan Inc., Senior Notes	4.125%	3/1/28	100,000	95,738
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	80,000	79,096
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	270,000	258,723
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	200,000	193,027	(a)
Glencore Funding LLC, Senior Notes	1.625%	9/1/25	570,000	539,706	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	180,000	172,785	(a)
Glencore Funding LLC, Senior Notes	3.375%	9/23/51	80,000	54,833	(a)
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	350,000	339,365	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	200,000	189,681
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	360,000	368,229

Total Metals & Mining				3,503,616

TOTAL MATERIALS				4,826,640

REAL ESTATE - 0.9%
Diversified REITs - 0.1%
VICI Properties LP, Senior Notes	5.750%	4/1/34	40,000	39,658
VICI Properties LP, Senior Notes	6.125%	4/1/54	130,000	128,354

Total Diversified REITs				168,012

Health Care REITs - 0.0%††
Welltower OP LLC, Senior Notes	3.850%	6/15/32	130,000	117,677

See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report	25

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Industrial REITs - 0.1%
Prologis LP, Senior Notes	1.250%	10/15/30	220,000	$176,561
Prologis LP, Senior Notes	5.250%	3/15/54	30,000	29,485

Total Industrial REITs				206,046

Office REITs - 0.3%
Alexandria Real Estate Equities Inc., Senior Notes	2.000%	5/18/32	260,000	203,900
Alexandria Real Estate Equities Inc., Senior Notes	3.000%	5/18/51	310,000	196,998
Alexandria Real Estate Equities Inc., Senior Notes	5.625%	5/15/54	170,000	167,401

Total Office REITs				568,299

Residential REITs - 0.0%††
Invitation Homes Operating Partnership LP, Senior Notes	4.150%	4/15/32	30,000	27,473

Retail REITs - 0.4%
Kimco Realty OP LLC, Senior Notes	2.250%	12/1/31	330,000	266,713
Simon Property Group LP, Senior Notes	3.500%	9/1/25	60,000	58,609
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	520,000	513,262	(a)

Total Retail REITs				838,584

Specialized REITs - 0.0%††
Extra Space Storage LP, Senior Notes	3.900%	4/1/29	130,000	122,513

TOTAL REAL ESTATE				2,048,604

UTILITIES - 7.2%
Electric Utilities - 6.8%
AEP Transmission Co. LLC, Senior Notes	4.500%	6/15/52	130,000	113,736
Alabama Power Co., Senior Notes	5.850%	11/15/33	200,000	210,744
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.950%	4/1/33	180,000	178,882
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.250%	2/1/49	110,000	93,126
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	200,000	167,485	(a)
Comision Federal de Electricidad, Senior Notes	4.677%	2/9/51	300,000	212,348	(a)
Commonwealth Edison Co., First Mortgage Bonds	5.300%	2/1/53	280,000	276,033
Connecticut Light and Power Co., First Mortgage Bonds	4.650%	1/1/29	200,000	197,877
Constellation Energy Generation LLC, Senior Notes	6.125%	1/15/34	130,000	137,362
Constellation Energy Generation LLC, Senior Notes	6.500%	10/1/53	230,000	253,237
DTE Electric Co., Senior Secured Bonds	3.250%	4/1/51	200,000	140,239
Duke Energy Carolinas LLC, First Mortgage Bonds	4.950%	1/15/33	130,000	129,381
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	200,000	197,903
Duke Energy Carolinas LLC, First Mortgage Bonds	5.400%	1/15/54	80,000	79,682

See Notes to Schedule of Investments.

26	Western Asset Long Credit VIT 2024 Quarterly Report

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electric Utilities - (continued)
Duke Energy Florida LLC, First Mortgage Bonds	5.875%	11/15/33	160,000	$169,158
Duke Energy Florida LLC, First Mortgage Bonds	3.400%	10/1/46	200,000	147,333
Duke Energy Florida LLC, First Mortgage Bonds	6.200%	11/15/53	140,000	154,483
Duke Energy Indiana LLC, First Mortgage Bonds	5.400%	4/1/53	260,000	255,402
Duke Energy Ohio Inc., First Mortgage Bonds	5.550%	3/15/54	130,000	129,782
Duke Energy Progress LLC, First Mortgage Bonds	3.450%	3/15/29	260,000	244,702
Duke Energy Progress LLC, First Mortgage Bonds	5.100%	3/15/34	140,000	139,981
Duke Energy Progress LLC, First Mortgage Bonds	5.350%	3/15/53	280,000	273,903
Edison International, Junior Subordinated Notes (5.000% to 3/15/27 then 5 year Treasury Constant Maturity Rate + 3.901%)	5.000%	12/15/26	110,000	104,489	(b)(c)
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	490,000	475,392	(b)(c)
Edison International, Junior Subordinated Notes (8.125% to 6/15/28 then 5 year Treasury Constant Maturity Rate + 3.864%)	8.125%	6/15/53	110,000	114,036	(c)
Edison International, Senior Notes	4.950%	4/15/25	150,000	148,832
Enel Finance International NV, Senior Notes	6.800%	10/14/25	520,000	530,611	(a)
Enel Finance International NV, Senior Notes	7.750%	10/14/52	200,000	244,898	(a)
Entergy Mississippi LLC, First Mortgage Bonds	5.000%	9/1/33	150,000	147,443
Entergy Texas Inc., First Mortgage Bonds	5.800%	9/1/53	50,000	51,668
Evergy Kansas Central Inc., First Mortgage Bonds	5.900%	11/15/33	200,000	209,910
Exelon Corp., Senior Notes	5.625%	6/15/35	260,000	264,411
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	480,000	460,738
FirstEnergy Corp., Senior Notes	5.100%	7/15/47	230,000	202,101
FirstEnergy Pennsylvania Electric Co., Senior Notes	5.150%	3/30/26	50,000	49,623	(a)
FirstEnergy Pennsylvania Electric Co., Senior Notes	5.200%	4/1/28	130,000	130,210	(a)
Florida Power & Light Co., First Mortgage Bonds	5.300%	4/1/53	200,000	200,567
Georgia Power Co., Senior Notes	5.004%	2/23/27	370,000	370,625
Georgia Power Co., Senior Notes	5.250%	3/15/34	140,000	141,534
Indianapolis Power & Light Co., First Mortgage Bonds	5.700%	4/1/54	160,000	160,539	(a)
Interstate Power and Light Co., Senior Notes	5.700%	10/15/33	100,000	102,519
Kentucky Utilities Co., First Mortgage Bonds	5.450%	4/15/33	130,000	132,871
Kentucky Utilities Co., First Mortgage Bonds	3.300%	6/1/50	200,000	140,421
Louisville Gas and Electric Co., First Mortgage Bonds	5.450%	4/15/33	130,000	132,927
MidAmerican Energy Co., First Mortgage Bonds	5.300%	2/1/55	90,000	89,095
Monongahela Power Co., First Mortgage Bonds	5.850%	2/15/34	80,000	82,219	(a)

See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report	27

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electric Utilities - (continued)
Monongahela Power Co., First Mortgage Bonds	5.400%	12/15/43	110,000	$105,578	(a)
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	310,000	278,815	(a)
Oglethorpe Power Corp., First Mortgage Bonds	6.200%	12/1/53	110,000	115,737	(a)
Ohio Edison Co., Senior Notes	5.500%	1/15/33	360,000	359,477	(a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.650%	11/15/33	280,000	291,447
Oncor Electric Delivery Co. LLC, Senior Secured Notes	4.600%	6/1/52	380,000	335,853
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	410,000	369,322
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	260,000	216,405
Pacific Gas and Electric Co., First Mortgage Bonds	6.950%	3/15/34	200,000	219,098
Pacific Gas and Electric Co., First Mortgage Bonds	5.800%	5/15/34	130,000	131,263
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	380,000	327,199
Pacific Gas and Electric Co., First Mortgage Bonds	6.750%	1/15/53	260,000	283,601
Pacific Gas and Electric Co., First Mortgage Bonds	6.700%	4/1/53	600,000	650,201
PacifiCorp, First Mortgage Bonds	5.450%	2/15/34	340,000	341,268
PacifiCorp, First Mortgage Bonds	5.800%	1/15/55	470,000	463,932
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	4.674%	12/1/51	400,000	372,285
Progress Energy Inc., Senior Notes	6.000%	12/1/39	150,000	153,208
Sierra Pacific Power Co., Senior Secured Bonds	5.900%	3/15/54	180,000	186,444	(a)
Southern California Edison Co., First Mortgage Bonds	2.250%	6/1/30	130,000	110,607
Southern California Edison Co., First Mortgage Bonds	4.650%	10/1/43	430,000	381,136
Southern California Edison Co., First Mortgage Bonds	5.700%	3/1/53	510,000	511,591
Southern California Edison Co., First Mortgage Bonds	5.750%	4/15/54	140,000	142,140
Virginia Electric and Power Co., Senior Notes	3.800%	9/15/47	310,000	240,102

Total Electric Utilities				15,177,167

Multi-Utilities - 0.4%
Dominion Energy Inc., Senior Notes	3.375%	4/1/30	460,000	418,307
Dominion Energy South Carolina Inc., First Mortgage Bonds	6.250%	10/15/53	130,000	145,643
San Diego Gas & Electric Co., First Mortgage Bonds	3.320%	4/15/50	80,000	56,758

See Notes to Schedule of Investments.

28	Western Asset Long Credit VIT 2024 Quarterly Report

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Multi-Utilities - (continued)
San Diego Gas & Electric Co., First Mortgage Bonds	5.550%	4/15/54	60,000	$60,907
San Diego Gas & Electric Co., Senior Secured Notes	1.700%	10/1/30	150,000	123,405

Total Multi-Utilities				805,020

TOTAL UTILITIES				15,982,187

TOTAL CORPORATE BONDS & NOTES (Cost - $192,548,277)				200,139,131

SOVEREIGN BONDS - 3.7%
Argentina - 0.0%††
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	100,002	86,898	(a)

Benin - 0.1%
Benin Government International Bond, Senior Notes	7.960%	2/13/38	200,000	195,125	(a)

Bermuda - 0.1%
Bermuda Government International Bond, Senior Notes	2.375%	8/20/30	200,000	168,040	(a)

Brazil - 0.2%
Brazilian Government International Bond, Senior Notes	6.125%	3/15/34	270,000	267,491
Brazilian Government International Bond, Senior Notes	7.125%	5/13/54	200,000	201,710

Total Brazil				469,201

Chile - 0.1%
Chile Government International Bond, Senior Notes	3.100%	5/7/41	400,000	297,010

Colombia - 0.2%
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	510,000	371,290

Indonesia - 0.3%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	200,000	189,948
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	480,000	376,617

Total Indonesia				566,565

Israel - 0.8%
Israel Government International Bond, Senior Notes	3.250%	1/17/28	200,000	186,665
Israel Government International Bond, Senior Notes	5.375%	3/12/29	350,000	351,066

See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report	29

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Israel - (continued)
Israel Government International Bond, Senior Notes	5.500%	3/12/34	310,000	$307,474
Israel Government International Bond, Senior Notes	3.875%	7/3/50	200,000	148,235
Israel Government International Bond, Senior Notes	5.750%	3/12/54	810,000	776,960

Total Israel				1,770,400

Ivory Coast - 0.2%
Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	220,000	218,688	(a)
Ivory Coast Government International Bond, Senior Notes	8.250%	1/30/37	200,000	201,068	(a)

Total Ivory Coast				419,756

Jordan - 0.1%
Jordan Government International Bond, Senior Notes	4.950%	7/7/25	200,000	194,535	(a)

Mexico - 1.1%
Mexico Government International Bond, Senior Notes	3.500%	2/12/34	200,000	166,843
Mexico Government International Bond, Senior Notes	6.000%	5/7/36	400,000	401,723
Mexico Government International Bond, Senior Notes	4.280%	8/14/41	200,000	160,877
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	1,140,000	952,833
Mexico Government International Bond, Senior Notes	4.600%	1/23/46	200,000	161,387
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	200,000	156,294
Mexico Government International Bond, Senior Notes	6.400%	5/7/54	560,000	559,176

Total Mexico				2,559,133

Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	360,000	327,843	(a)

Panama - 0.2%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	660,000	472,858

See Notes to Schedule of Investments.

30	Western Asset Long Credit VIT 2024 Quarterly Report

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Paraguay - 0.1%
Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	200,000	$176,357	(a)

Saudi Arabia - 0.1%
Saudi Government International Bond, Senior Notes	5.750%	1/16/54	270,000	267,975	(a)

TOTAL SOVEREIGN BONDS (Cost - $8,233,149)				8,342,986

ASSET-BACKED SECURITIES - 1.5%
Ballyrock CLO Ltd., 2018-1A A2 (3 mo. Term SOFR + 1.862%)	7.179%	4/20/31	250,000	250,967	(a)(c)
Bristol Park CLO Ltd., 2016-1A BR (3 mo. Term SOFR + 1.712%)	7.026%	4/15/29	250,000	250,986	(a)(c)
CarMax Auto Owner Trust, 2024-1 D	6.000%	7/15/30	40,000	40,038
CIFC Funding Ltd., 2017-2A BR (3 mo. Term SOFR + 1.762%)	7.079%	4/20/30	250,000	250,974	(a)(c)
Hilton Grand Vacations Trust, 2023-1A C	6.940%	1/25/38	81,752	83,488	(a)
J.G. Wentworth LLC, 2017-2A B	5.090%	9/17/74	137,367	124,678	(a)
J.G. Wentworth LLC, 2018-2A B	4.700%	10/15/77	53,884	48,521	(a)
Lunar Structured Aircraft Portfolio Notes, 2021-1 A	2.636%	10/15/46	206,437	183,421	(a)
Magnetite Ltd., 2016-17A BR (3 mo. Term SOFR + 1.812%)	7.129%	7/20/31	250,000	250,896	(a)(c)
MVW LLC, 2021-1WA C	1.940%	1/22/41	33,771	31,212	(a)
Neuberger Berman CLO Ltd., 2018-30A BR (3 mo. Term SOFR + 1.662%)	6.979%	1/20/31	310,000	310,355	(a)(c)
OZLM Funding Ltd., 2012-2A A2RA (3 mo. Term SOFR + 1.800%)	7.110%	7/30/31	250,000	250,589	(a)(c)
PFS Financing Corp., 2024-A A (30 Day Average SOFR + 0.850%)	6.169%	1/15/28	160,000	160,629	(a)(c)
PFS Financing Corp., 2024-A B (30 Day Average SOFR + 1.300%)	6.619%	1/15/28	100,000	100,267	(a)(c)
Renew, 2023-1A A	5.900%	11/20/58	425,658	418,561	(a)
Renew, 2024-1A A	6.208%	11/20/59	377,609	379,788	(a)
SMB Private Education Loan Trust, 2023-C B	6.360%	11/15/52	100,000	100,931	(a)
SoFi Professional Loan Program Trust, 2021-A AFX	1.030%	8/17/43	51,664	44,316	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $3,244,553)				3,280,617

MUNICIPAL BONDS - 1.5%
California - 0.9%
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series F-1	6.263%	4/1/49	500,000	565,689

See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report	31

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
California - (continued)
California State, GO, Build America Bonds	7.300%	10/1/39	1,150,000	$1,355,017
University of California General Revenue, Taxable, Series AD	4.858%	5/15/2112	165,000	153,994

Total California				2,074,700

Florida - 0.0%††
Miami-Dade County, FL, Seaport Revenue, Taxable, Series 2023, Refunding	6.224%	11/1/55	20,000	21,360

Illinois - 0.2%
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Taxable Series B, Refunding	6.200%	12/1/40	200,000	214,071
State of Illinois, GO, Taxable, Pension Funding Series 2003	5.100%	6/1/33	150,000	149,049

Total Illinois				363,120

Michigan - 0.1%
University of Michigan General Revenue, Taxable, Series AD	4.454%	4/1/2122	171,000	147,792

Minnesota - 0.1%
University of Minnesota, GO, Taxable, Series 2022	4.048%	4/1/52	100,000	87,712

New Jersey - 0.1%
New Jersey State Turnpike Authority Revenue, Taxable, Series A, Refunding	7.102%	1/1/41	250,000	291,022

Ohio - 0.1%
American Municipal Power Inc., OH, Revenue:
Combined Hydroelectric Project, Taxable Series B, Refunding	8.084%	2/15/50	100,000	132,861
Meldahl Hydroelectric Project, Taxable Series E, Refunding	6.270%	2/15/50	140,000	149,126

Total Ohio				281,987

TOTAL MUNICIPAL BONDS (Cost - $3,222,664)				3,267,693

COLLATERALIZED MORTGAGE OBLIGATIONS(f) - 1.1%
BRAVO Residential Funding Trust, 2023-NQM5 A1	6.505%	6/25/63	91,830	92,579	(a)
BRAVO Residential Funding Trust, 2023-NQM5 A3	7.012%	6/25/63	91,831	92,455	(a)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	40,000	41,968	(a)
Federal National Mortgage Association (FNMA) - CAS, 2023-R08 1M1 (30 Day Average SOFR + 1.500%)	6.820%	10/25/43	370,859	372,683	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2023-R08 1M2 (30 Day Average SOFR + 2.500%)	7.820%	10/25/43	470,000	483,040	(a)(c)
FS Commercial Mortgage Trust, 2023-4SZN B	7.544%	11/10/39	130,000	135,344	(a)(c)

See Notes to Schedule of Investments.

32	Western Asset Long Credit VIT 2024 Quarterly Report

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
Greystone CRE Notes, 2024-HC3 D (1 mo. Term SOFR + 5.333%)	10.663%	3/15/41	110,000	$109,927	(a)(c)
GS Mortgage Securities Corp., 2023-SHIP A	4.322%	9/10/38	100,000	97,231	(a)(c)
MIC Trust, 2023-MIC A	8.437%	12/5/38	430,000	464,073	(a)(c)
OBX Trust, 2023-NQM7 A1	6.844%	4/25/63	92,885	94,003	(a)
PRKCM Trust, 2024-AFC1 A2	6.636%	3/25/59	432,831	434,613	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $2,388,252)				2,417,916

SENIOR LOANS - 0.7%
CONSUMER DISCRETIONARY - 0.0%††
Hotels, Restaurants & Leisure - 0.0%††
Caesars Entertainment Inc., Incremental Term Loan B1 (3 mo. Term SOFR + 2.750%)	8.040%	2/6/31	150,000	150,305	(c)(g)(h)

FINANCIALS - 0.3%
Insurance - 0.3%
Truist Insurance Holdings LLC, Term Loan B	—	3/24/31	650,000	649,727	(i)

MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. Term SOFR + 1.850%)	7.180%	9/7/27	179,535	179,784	(c)(g)(h)

UTILITIES - 0.3%
Electric Utilities - 0.2%
NRG Energy Inc., Term Loan	—	3/27/31	430,000	429,733	(i)

Independent Power and Renewable Electricity Producers - 0.1%
Vistra Zero Operating Co., LLC, Initial Term Loan	—	4/30/31	290,000	290,363	(i)

TOTAL UTILITIES				720,096

TOTAL SENIOR LOANS (Cost - $1,695,434)				1,699,912

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.0%††
U.S. Government Obligations - 0.0%††
U.S. Treasury Notes (Cost - $39,826)	4.250%	3/15/27	40,000	39,819

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $211,372,155)				219,188,074

			SHARES
SHORT-TERM INVESTMENTS - 0.7%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $1,434,685)	5.271%		1,434,685	1,434,685	(j)(k)

TOTAL INVESTMENTS - 99.0% (Cost - $212,806,840)				220,622,759
Other Assets in Excess of Liabilities - 1.0%				2,263,987

TOTAL NET ASSETS - 100.0%				$222,886,746

See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report	33

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	March 31, 2024

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	All or a portion of this loan has not settled as of March 31, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(j)	Rate shown is one-day yield as of the end of the reporting period.

(k)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At March 31, 2024, the total market value of investments in Affiliated Companies was $1,434,685 and the cost was $1,434,685 (Note 2).

Abbreviation(s) used in this schedule:

CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
EUR	— Euro
GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Schedule of Investments.

34	Western Asset Long Credit VIT 2024 Quarterly Report

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	March 31, 2024

At March 31, 2024, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	147	6/24	$30,111,481	$30,059,203	$(52,278)
U.S. Treasury 5-Year Notes	205	6/24	21,898,673	21,938,204	39,531
U.S. Treasury Long-Term Bonds	203	6/24	24,026,239	24,448,813	422,574
U.S. Treasury Ultra Long-Term Bonds	29	6/24	3,688,626	3,741,000	52,374

					462,201

Contracts to Sell:
Euro-Bund	2	6/24	285,224	287,794	(2,570)
U.S. Treasury 10-Year Notes	30	6/24	3,311,586	3,323,906	(12,320)
U.S. Treasury Ultra 10-Year Notes	27	6/24	3,087,989	3,094,453	(6,464)

					(21,354)

Net unrealized appreciation on open futures contracts					$440,847

At March 31, 2024, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,093	EUR	1,001	BNP Paribas SA	4/19/24	$12
USD	8,711	EUR	8,001	Citibank N.A.	4/19/24	72
USD	375,294	EUR	346,881	JPMorgan Chase & Co.	4/19/24	743
BRL	2,045,476	USD	413,846	Morgan Stanley & Co. Inc.	4/19/24	(6,892)
JPY	91,248,292	USD	639,645	Morgan Stanley & Co. Inc.	4/19/24	(34,901)
USD	2,187	EUR	2,001	Morgan Stanley & Co. Inc.	4/19/24	26

Net unrealized depreciation on open forward foreign currency contracts						$(40,940)

Abbreviation(s) used in this table:

BRL	— Brazilian Real
EUR	— Euro
JPY	— Japanese Yen
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2024 Quarterly Report	35

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Long Credit VIT (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation

36	Western Asset Long Credit VIT 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Long Credit VIT 2024 Quarterly Report	37

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$200,139,131	—	$200,139,131
Sovereign Bonds	—	8,342,986	—	8,342,986
Asset-Backed Securities	—	3,280,617	—	3,280,617
Municipal Bonds	—	3,267,693	—	3,267,693
Collateralized Mortgage Obligations	—	2,417,916	—	2,417,916
Senior Loans	—	1,699,912	—	1,699,912
U.S. Government & Agency Obligations	—	39,819	—	39,819

Total Long-Term Investments	—	219,188,074	—	219,188,074

Short-Term Investments†	$1,434,685	—	—	1,434,685

Total Investments	$1,434,685	$219,188,074	—	$220,622,759

Other Financial Instruments:
Futures Contracts††	$514,479	—	—	$514,479
Forward Foreign Currency Contracts††	—	$853	—	853

Total Other Financial Instruments	$514,479	$853	—	$515,332

Total	$1,949,164	$219,188,927	—	$221,138,091

38	Western Asset Long Credit VIT 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$73,632	—	—	$73,632
Forward Foreign Currency Contracts††	—	$41,793	—	41,793

Total	$73,632	$41,793	—	$115,425

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2024. The following transactions were effected in such company for the period ended March 31, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2024
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$10,411,484	$7,113,468	7,113,468	$16,090,267	16,090,267	—	$37,377	—	$1,434,685

Western Asset Long Credit VIT 2024 Quarterly Report	39